GOODWILL - Cash-generating units - Impairment test assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Not later than One Year
Disclosure of information for cash-generating units [line items]
Interest rate on investments	8.60%	8.30%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	15.10%	0.80%
Growth in expenses	9.40%	7.70%
Inflation	3.00%	5.80%
Discount interest rate after taxes	9.90%	14.20%
Growth rate used to extrapolate cash flow projections	3.00%	3.10%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Not later than Two Year
Disclosure of information for cash-generating units [line items]
Interest rate on investments	6.80%	6.40%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	22.00%	48.50%
Growth in expenses	5.60%	12.40%
Inflation	3.00%	3.50%
Discount interest rate after taxes	8.80%	11.50%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Not later than Three Year
Disclosure of information for cash-generating units [line items]
Interest rate on investments	6.90%	6.20%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	5.20%	3.30%
Growth in expenses	5.20%	7.10%
Inflation	3.00%	3.20%
Discount interest rate after taxes	7.50%	10.20%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Not later than Four Year
Disclosure of information for cash-generating units [line items]
Interest rate on investments	6.90%	6.10%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	6.90%	4.90%
Growth in expenses	4.90%	5.40%
Inflation	3.00%	3.10%
Discount interest rate after taxes	7.90%	9.10%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Not later than Five Year
Disclosure of information for cash-generating units [line items]
Interest rate on investments	6.90%	6.00%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	6.00%	6.10%
Growth in expenses	4.20%	5.00%
Inflation	3.00%	3.10%
Discount interest rate after taxes	7.80%	9.10%
Banco de Bogota S.A. over Megabanco
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	6.10%
Banco de Bogota S.A. over Megabanco | Not later than One Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.20%	12.10%
Borrowing rate	5.20%	7.10%
Growth in income from commissions	9.50%	16.00%
Growth in expenses	10.70%	11.70%
Inflation	5.30%	5.80%
Discount interest rate after taxes	13.20%	16.50%
Growth rate used to extrapolate cash flow projections	6.10%	6.50%
Banco de Bogota S.A. over Megabanco | Not later than Two Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.70%	10.80%
Borrowing rate	5.70%	5.50%
Growth in income from commissions	13.70%	14.70%
Growth in expenses	5.90%	8.30%
Inflation	3.00%	3.50%
Discount interest rate after taxes	12.10%	13.70%
Banco de Bogota S.A. over Megabanco | Not later than Three Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.70%	10.20%
Borrowing rate	5.80%	4.90%
Growth in income from commissions	13.10%	14.10%
Growth in expenses	6.70%	7.90%
Inflation	3.00%	3.20%
Discount interest rate after taxes	10.80%	12.40%
Banco de Bogota S.A. over Megabanco | Not later than Four Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.80%	10.00%
Borrowing rate	5.90%	4.70%
Growth in income from commissions	17.70%	11.30%
Growth in expenses	8.00%	6.20%
Inflation	3.00%	3.10%
Discount interest rate after taxes	11.40%	11.30%
Banco de Bogota S.A. over Megabanco | Not later than Five Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.80%	9.80%
Borrowing rate	6.00%	4.50%
Growth in income from commissions	5.20%	11.20%
Growth in expenses	7.90%	5.60%
Inflation	3.00%	3.10%
Discount interest rate after taxes	11.30%	11.60%
Banco Popular S.A.
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	6.10%
Banco Popular S.A. | Not later than One Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.50%	12.50%
Borrowing rate	5.80%	8.20%
Growth in expenses	7.40%	8.30%
Inflation	3.50%	7.20%
Discount interest rate after taxes	14.50%	17.30%
Growth rate used to extrapolate cash flow projections	6.10%	6.00%
Banco Popular S.A. | Not later than Two Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.30%	12.30%
Borrowing rate	4.80%	6.10%
Growth in expenses	13.70%	(13.20%)
Inflation	3.00%	3.80%
Discount interest rate after taxes	12.40%	13.60%
Banco Popular S.A. | Not later than Three Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.10%	12.00%
Borrowing rate	4.70%	5.20%
Growth in expenses	6.80%	1.50%
Inflation	3.00%	3.00%
Discount interest rate after taxes	10.80%	12.00%
Banco Popular S.A. | Not later than Four Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.10%	11.60%
Borrowing rate	4.60%	4.70%
Growth in expenses	6.50%	7.70%
Inflation	3.00%	3.00%
Discount interest rate after taxes	11.40%	11.40%
Banco Popular S.A. | Not later than Five Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.20%	10.90%
Borrowing rate	4.50%	4.10%
Growth in expenses	6.40%	7.50%
Inflation	3.00%	3.00%
Discount interest rate after taxes	11.40%	11.60%
Banco de Bogota S.A.
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	6.10%
Banco de Bogota S.A. | Not later than One Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.90%	12.90%
Borrowing rate	5.60%	7.20%
Growth in income from commissions	9.90%	(3.40%)
Growth in expenses	11.30%	9.50%
Inflation	3.50%	7.20%
Discount interest rate after taxes	14.50%	17.30%
Growth rate used to extrapolate cash flow projections	6.10%	6.00%
Banco de Bogota S.A. | Not later than Two Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.40%	11.20%
Borrowing rate	4.70%	5.60%
Growth in income from commissions	13.10%	14.20%
Growth in expenses	7.00%	8.70%
Inflation	3.00%	3.80%
Discount interest rate after taxes	12.40%	13.60%
Banco de Bogota S.A. | Not later than Three Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.50%	10.50%
Borrowing rate	4.60%	4.90%
Growth in income from commissions	12.50%	14.30%
Growth in expenses	7.90%	8.40%
Inflation	3.00%	3.00%
Discount interest rate after taxes	10.80%	12.10%
Banco de Bogota S.A. | Not later than Four Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.50%	10.30%
Borrowing rate	4.60%	4.70%
Growth in income from commissions	15.90%	11.70%
Growth in expenses	9.20%	6.90%
Inflation	3.00%	3.00%
Discount interest rate after taxes	11.40%	11.40%
Banco de Bogota S.A. | Not later than Five Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.50%	10.10%
Borrowing rate	4.40%	4.60%
Growth in income from commissions	6.40%	11.00%
Growth in expenses	7.70%	5.10%
Inflation	3.00%	3.00%
Discount interest rate after taxes	11.40%	11.70%
Multi Financial Group Inc [member]
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	5.50%
Multi Financial Group Inc [member] | Not later than One Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	6.60%	6.90%
Borrowing rate	4.80%	4.80%
Growth in income from commissions	(0.70%)	(22.00%)
Growth in expenses	(15.10%)	(1.60%)
Discount interest rate after taxes	10.70%	11.30%
Growth rate used to extrapolate cash flow projections	5.50%	5.60%
Multi Financial Group Inc [member] | Not later than Two Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	6.80%	6.90%
Borrowing rate	4.60%	4.40%
Growth in income from commissions	2.40%	8.60%
Growth in expenses	9.60%	2.10%
Multi Financial Group Inc [member] | Not later than Three Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	6.80%	6.90%
Borrowing rate	4.60%	4.30%
Growth in income from commissions	5.00%	12.60%
Growth in expenses	2.60%	1.40%
Multi Financial Group Inc [member] | Not later than Four Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	6.90%	6.90%
Borrowing rate	4.50%	4.20%
Growth in income from commissions	4.80%	11.70%
Growth in expenses	1.80%	2.60%
Multi Financial Group Inc [member] | Not later than Five Year
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	6.70%	6.90%
Borrowing rate	4.30%	4.20%
Growth in income from commissions	3.90%	11.90%
Growth in expenses	1.50%	3.00%